EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
4.   EARNINGS PER SHARE

The computation of basic earnings per share is based on net (loss) income and the weighted average number of shares outstanding during the period. The restricted stock units ("RSUs") based on the treasury stock method were anti-dilutive for all periods presented, except for the six months ended June 30, 2012. 176,316 RSUs were excluded from the denominator in each calculation for the three and six months ended June 30, 2013 and 132,618 RSUs were excluded from the denominator for the three months ended June 30, 2012. 132,618 RSUs were included in the denominator for the six months ended June 30, 2012

The components of the numerator for the calculation of basic EPS and diluted EPS for net (loss) income from continuing operations, net (loss) income from discontinued operations and net (loss) income are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Net (loss) income from continuing operations	(628)	(3,484)	(1,054)	2,890
Net (loss) income from discontinued operations	(356)	202	(6,868)	962
Net (loss) income	(984)	(3,282)	(7,922)	3,852

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2013	2012	2013	2012
Weighted average number of shares outstanding - basic	24,472	24,430	24,467	24,428
Weighted average number of shares outstanding - diluted	24,472	24,430	24,467	24,560